LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

18.LEASES

Group as a lessee

The Group determines whether an arrangement is a lease at inception. The Group has entered into various non-cancellable operating lease and finance lease agreements for lands, showrooms, ship, offices and tooling used in its operations. The Group applies the short-term lease recognition exemption to its short-term leases (i.e., those leases that have a lease term of or less than 12 months).

As most of the leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

As of December 31, 2024, the Group’s consolidated balance of finance lease assets and finance lease liabilities was VND87.9 billion (USD3.6 million) and VND89.3 billion (USD3.7 million) respectively.

18.LEASES (continued)

Group as a lessee (continued)

The balances for the operating leases where the Group is the lessee are presented as follows:

	As of December 31,
	2023	2024	2024
	VND million	VND million	USD
Operating lease
Right-of-use assets – Operating lease	7,081,509	5,042,347	207,205,548
Total operating lease liabilities	6,854,700	5,485,846	225,430,286
In which:
Current portion of operating lease liabilities	1,524,356	1,486,822	61,098,090
Non-current operating lease liabilities	5,330,344	3,999,024	164,332,196
In which:
Lease liabilities from related parties (*)	1,098,369	524,032	21,534,087
Lease liabilities from third parties	5,756,331	4,961,814	203,896,199
(*)	Detail of balance of lease liabilities from related parties are as follows:

	As of December 31,
	2023	2024	2024
	VND million	VND million	USD
Vinhomes JSC	36,133	48,750	2,003,287
VHIZ JSC	480,290	—	—
VHIZ Hai Phong JSC	—	399,513	16,417,219
Vincom Retail JSC	251,927	10,762	442,244
Vincom Retail Operation LLC	310,162	21,297	875,159
Others	19,857	43,710	1,796,178
TOTAL	1,098,369	524,032	21,534,087

The components of lease expense are as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Operating lease expense	757,710	1,729,244	1,905,922	78,320,197

Other information related to operating leases where the Group is the lessee is as follows:

	As of December 31,
	2023	2024
Weighted-average remaining lease term: (months)
Operating lease	76	66
Weighted-average discount rate:
Operating leases	11.26%	10.71%

18.LEASES (continued)

Group as a lessee (continued)

Supplemental cash flow information related to operating leases where the Group is the lessee was as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	638,235	1,549,627	1,385,185	56,921,512

As of December 31, 2024 and 2023, the maturities of operating lease liabilities (excluding short-term leases) were as follows:

	As of December 31,
	2023	2024	2024
	VND million	VND million	USD
Less than 1 year	1,611,095	1,639,537	67,373,618
From 1 to 2 years	1,829,025	1,513,802	62,206,780
From 2 to 3 years	1,700,901	1,385,638	56,940,127
From 3 to 4 years	1,513,648	819,732	33,685,309
From 4 to 5 years	949,310	514,174	21,128,991
Thereafter	2,711,213	1,782,592	73,252,188
TOTAL	10,315,192	7,655,475	314,587,013
Less: Imputed interest	3,460,492	2,169,629	89,156,727
Present value of lease obligations	6,854,700	5,485,846	225,430,286
Less: Current portion	1,524,356	1,486,822	61,098,090
Non-current portion of lease obligations	5,330,344	3,999,024	164,332,196

Group as a lessor

Operating Lease and Sales-type Lease Receivables

The Group is the lessor of batteries of EV and E-scooter (Note 2(n)).

As of December 31, 2024 and 2023, maturities of our operating lease and sales-type lease receivables from customers for each of the next five years and thereafter were as follows:

	Sale-type lease			Operating lease
	As of December 31,			As of December 31,
	2023	2024	2024	2023	2024	2024
	VND million	VND million	USD	VND million	VND million	USD
Less than 1 year	107,553	199,350	8,191,905	165,767	512,432	21,057,407
From 1 to 2 years	107,553	199,350	8,191,905	165,767	507,346	20,848,408
From 2 to 3 years	107,553	199,350	8,191,905	165,767	492,241	20,227,697
From 3 to 4 years	107,553	199,350	8,191,905	165,767	469,014	19,273,228
From 4 to 5 years	107,553	199,350	8,191,905	165,767	453,054	18,617,382
Thereafter	322,353	442,176	18,170,372	653,545	1,270,215	52,197,041
TOTAL	860,118	1,438,926	59,129,897	1,482,380	3,704,302	152,221,163

18.LEASES (continued)

Group as a lessor (continued)

Net investment in sales-type leases

Net investment in sales-type leases (battery lease transactions) is the sum of the present value of the lease receivable (a lessor’s right to receive lease payments arising from a sales-type lease). Net investment in sales-type leases is presented on the consolidated balance sheet as follows:

	As of December 31,
	2023	2024	2024
	VND million	VND million	USD
Gross lease receivables	904,418	1,642,125	67,479,967
Received cash	(53,765)	(203,199)	(8,350,072)
Unearned interest income	(142,436)	(279,473)	(11,484,405)
Net investment in sales-type leases	708,217	1,159,453	47,645,490
Reported as:
Current net investment in sales-type lease	87,552	134,713	5,535,772
Non-current net investment in sales-type lease	620,665	1,024,740	42,109,719
Net investment in sales-type leases	708,217	1,159,453	47,645,490

Lease income in operating lease

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Lease income relating to lease payments	26,387	233,817	341,296	14,024,902
Lease income relating to variable lease payments not included in the measurement of the lease receivable	14,065	67,272	41,617	1,710,171